Long-Term Debt and Lines of Credit (Debt Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 91,250	$ 147,500
Current portion of term loan	(7,500)	(6,250)
Long-term debt	83,750	141,250
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total		50,000
Medium-term Notes [Member]
Debt Instrument [Line Items]
Total	$ 91,250	$ 97,500